                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06530

                     Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                 (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2004

MARKET CONDITIONS
Perhaps the most significant event of the 12-month review period happened on its final day. On June 30, 2004, the Federal Open Market Committee (the "Fed") raised the federal funds rate target by 25 basis points, to 1.25 percent. Prior to that, the target rate had been at a multidecade low for a full year. Indeed, rates across the money market yield curve had steadily trended lower for several years. The Fed's change had been widely anticipated; at the end of the period the market reflected investors' general expectation that rates would rise still further in the coming months as a result of mounting inflationary pressures.

In the year prior to the Fed's rate hike the municipal money markets were largely mixed. At the outset of the period, the U.S. economy remained weak and state governments were facing severe budgetary difficulties. Across the board, municipalities were seeking ways to reduce expenditures and boost revenue through a variety of tactics, including new fees and taxes, refinancing of existing debt and, in some instances, borrowing to fund deficits. The economic and investment environments both showed marked improvement in the spring of 2004, when continued growth in employment and corporate profits alike resulted in improving outlooks for municipal tax revenues. The money market yield curve -- the difference between short- and longer-term yields -- steepened significantly over the first six months of 2004, reflecting the market's expectation of further strength in the U.S. economy.

The California municipal market entered this reporting period in the doldrums, with the state's general obligation debt carrying ratings within the lowest investment-grade categories from Moody's, Standard & Poor's and Fitch. Then the market took a turn for the better with the widely publicized election of Arnold Schwarzenegger as governor, and improved further as the new governor successfully implemented new policy initiatives aimed at easing the state's financial woes. Key among these measures was the issuance of $11 billion of economic recovery bonds, part of a total of $15 billion in deficit financing approved by voters that was intended to cover the state's accumulated budget shortfalls. The sale of these bonds, in both fixed-rate and variable-rate form, was highly successful. Spreads between California and national yield levels declined measurably for all maturities, producing outperformance for the state relative to national averages.

PERFORMANCE ANALYSIS
As of June 30, 2004, Active Assets California Tax-Free Trust had net assets of more than $687 million and an average portfolio maturity of 42 days. For the twelve-month period ended June 30, 2004, the Fund provided a total return of
0.35 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 0.44 percent, while its 30-day moving average yield for June was 0.42 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We were largely cautious in managing the Fund's portfolio during the period, preferring to avoid the one-year segment of the money market in anticipation of further yield increases there. As a result, the Fund's portfolio ended the period with a weighted average maturity somewhat lower than has historically been the case at this point in the year. We chose to emphasize short-term variable-rate paper and shorter maturities of tax-exempt commercial paper in order to minimize the potential adverse effects of rising interest rates. Given California's budgetary challenges, we remained highly cautious in our security selection over the course of the review period.

   PORTFOLIO COMPOSITION

   Variable Rate Municipal Obligations         69.9%
   Tax-Exempt Commercial Paper                 15.2
   Municipal Notes                             14.9

   MATURITY SCHEDULE

     1 - 30 Days                               80.3%
    31 - 60 Days                                5.6
    61 - 90 Days                                  -
    91 - 120 Days                                 -
   121 + Days                                  14.1

DATA AS OF JUNE 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL HOUSEHOLDING NOTICE
TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004

  PRINCIPAL
  AMOUNT IN                                                                             COUPON       DEMAND
  THOUSANDS                                                                              RATE+        DATE*        VALUE
-----------------------------------------------------------------------------------------------------------------------------
                 CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
                  OBLIGATIONS (77.1%)
                 ABAG Finance Authority for Nonprofit Corporations,
$        8,400    Episcopal Homes Foundation Ser 2000 COPs                               1.07%      07/08/04   $    8,400,000
         5,000    Lease Purchase 2003 Ser A                                              1.17       07/08/04        5,000,000
         7,010   Anaheim Public Finance Authority,
                  Distribution System ROCs II-R Ser 6021 (MBIA)                          1.11       07/08/04        7,010,000
        20,000   Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)                      1.11       07/08/04       20,000,000
         8,100   California, Economic Recovery
                  Ser 2004 A ROCs II-R Ser 280 (FGIC) (DD)                               1.10       07/08/04        8,100,000
        11,970   California Alternative Energy Source Finance Authority,
                  General Electric Capital Corp-Arroyo Energy
                  1993 Ser B (AMT)                                                       1.03       07/08/04       11,970,000
         4,900   California Department of Water Resources,
                  Power Supply Ser B Subser B-1                                          1.08       07/01/04        4,900,000
                 California Educational Facilities Authority,
         5,000    California Institute of Technology Ser 1994                            1.05       07/08/04        5,000,000
        15,165    Stanford University Ser L-5                                            0.95       07/08/04       15,165,000
                 California Health Facilities Financing Authority,
         3,400    Adventist Health System/West
                  1998 Ser B (MBIA) & Ser C (MBIA)                                       1.08       07/01/04        3,400,000
         3,300    Adventist Health System/West 2002 Ser A & B                            1.08       07/01/04        3,300,000
         1,100    Sisters of Charity of Leavenworth Health System
                  Ser 2003                                                               1.03       07/08/04        1,100,000
        15,000   California Housing Finance Agency,
                  Home Mortgage 2003 Ser F (AMT) (FSA)                                   1.11       07/08/04       15,000,000
        10,485   California Pollution Control Financing Authority,
                  Chevron USA Inc Ser 1984 B                                             1.60       12/15/04       10,485,861
                 California Statewide Communities Development Authority,
           400    House Ear Institute 1993 Ser A COPs                                    1.08       07/01/04          400,000
         4,200    Kaiser Permanente Ser 2004 L                                           1.15       07/08/04        4,200,000
        17,015   California Transit Finance Authority, Ser 1997 (FSA)                    1.04       07/08/04       17,015,000
        23,140   Chino Basin Financing Authority, Inland
                  Empire Utilities Agency Ser 2002 A (Ambac) (DD)                        1.04       07/08/04       23,140,000
        12,900   Eastern Municipal Water District,
                  Water & Sewer Ser 1993 B COPs (FGIC)                                   1.06       07/08/04       12,900,000
        11,000   Elsinore Valley Municipal Water District,
                  Ser 2000 A COPs (FGIC)                                                 1.00       07/08/04       11,000,000
        21,000   Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)                         1.00       07/08/04       21,000,000
         4,400   Glendale Financing Authority,
                  2000 Police Building COPs                                              1.06       07/08/04        4,400,000

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                             COUPON       DEMAND
  THOUSANDS                                                                              RATE+        DATE*        VALUE
-----------------------------------------------------------------------------------------------------------------------------
$        1,200   Golden Empire Schools Financing Authority,
                  Kern High School District Ser 2001                                     1.03%      07/08/04   $    1,200,000
        11,700   Lancaster, Antelope Pines Apartments Ser 2001 A                         1.07       07/08/04       11,700,000
         6,000   Long Beach, Harbor PUTTERs
                  Ser 444 (MBIA) (AMT)                                                   1.11       07/08/04        6,000,000
                 Los Angeles,
        30,000    Multifamily 1985 Ser K                                                 1.06       07/08/04       30,000,000
        16,100    Wastewater System Ser 2001 A (FGIC) &
                   Ser 2001 B (FGIC)                                                     1.15       12/09/04       16,100,000
        22,100   Los Angeles Community Redevelopment Agency,
                  Grand Promenade Ser 2002                                               1.06       07/08/04       22,100,000
         9,695   Los Angeles Convention and Exhibition Center
                  Authority, Ser 2003 B-1 (Ambac)                                        1.02       07/08/04        9,695,000
        17,695   Los Angeles County Metropolitan Transportation Authority,
                  Prop C Sales Tax Ser 1993-A (MBIA)                                     1.06       07/08/04       17,695,000
                 Los Angeles Department of Water & Power,
         7,000    Power System 2001 Ser B Subser B-1                                     1.08       07/08/04        7,000,000
         1,100    Power System 2001 Ser B Subser B-6                                     1.08       07/01/04        1,100,000
        16,200    Water System 2001 Ser B Subser B-1                                     1.06       07/08/04       16,200,000
        16,705   Los Angeles Housing Authority, 2004 Ser A                               1.00       07/08/04       16,705,000
                 Los Angeles Unified School District,
         2,500    PT-1731 (MBIA)                                                         1.11       07/08/04        2,500,000
         8,000    PUTTERs Ser 425 (FSA)                                                  1.11       07/08/04        8,000,000
                 Metropolitan Water District of Southern California,
         8,000    Water 1999 Ser C                                                       1.08       07/08/04        8,000,000
         7,000    Water 2000 Ser B-2                                                     1.00       07/08/04        7,000,000
         6,335   Milipitas Redevelopment Agency,
                  Redevelopment Project Area No 1
                  ROCs II-R Ser 4557 (MBIA)                                              1.09       07/08/04        6,335,000
        15,600   Monterey Peninsula Water Management District,
                  Wastewater Ser 1992 COPs                                               1.10       07/08/04       15,600,000
        13,300   Mountain View, Villa Mariposa Multifamily 1985 Ser A                    1.12       07/08/04       13,300,000
         9,650   Newport Beach, Hoag Memorial Hospital Presbyterian
                  1996 Ser B & C                                                         1.09       07/01/04        9,650,000
         1,661   Orange County, Irvine Coast Assessment
                  District No 88-1                                                       1.08       07/01/04        1,661,000
         3,000   Orange County Housing Authority,
                  Oasis Martinique Refg 1998 Issue I                                     1.08       07/08/04        3,000,000
         5,000   Pasadena, City Hall & Park Improvement
                  Ser 2003 COPs (Ambac)                                                  1.06       07/08/04        5,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                             COUPON       DEMAND
  THOUSANDS                                                                              RATE+        DATE*        VALUE
-----------------------------------------------------------------------------------------------------------------------------
$        4,500   Pomona Redevelopment Agency,
                  Park & Plaza Apartments Ser 1998 A                                     1.06%      07/08/04   $    4,500,000
         6,850   Redlands, Orange Village Apartments
                  1988 Ser A (AMT)                                                       1.05       07/08/04        6,850,000
         7,905   Roaring Fork Municipal Products,
                  California Economic Recovery
                  Class A Certificates Ser 2004-4 (FGIC)                                 1.11       07/08/04        7,905,000
         4,900   Sacramento County, Administration Center
                  & Courthouse Ser 1990 COPs                                             1.06       07/08/04        4,900,000
        15,000   San Bernardino County, Medical Center Financing
                  Ser 1998 COPs (MBIA)                                                   1.02       07/08/04       15,000,000
        11,275   San Francisco City & County,
                  Folsom-Dore Apartments Ser 2002 A (AMT)                                1.14       07/08/04       11,275,000
         7,500   San Francisco City & County Redevelopment Agency,
                  Bayside Village Multifamily Ser 1985 A                                 1.08       07/08/04        7,500,000
         2,000   San Jose, Almaden Lake Village Apartments
                  Ser 2000 A (AMT)                                                       1.11       07/08/04        2,000,000
           200   Santa Ana, Town & County Manor Ser 1990                                 1.08       07/01/04          200,000
                 Southern California Public Power Authority,
         4,585    Transmission 1991 Refg Ser (Ambac) (DD)                                1.04       07/08/04        4,585,000
        12,000    Transmission Refg Ser 2001 A (FSA)                                     1.00       07/08/04       12,000,000
         4,920   Turlock Irrigation District, Ser 1988 A                                 1.03       07/08/04        4,920,000
                                                                                                               --------------
                 TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
                  OBLIGATIONS (COST $530,061,861)                                                                 530,061,861
                                                                                                               --------------

                                                                                                 YIELD TO
                                                                                                 MATURITY
                                                                         COUPON    MATURITY     ON DATE OF
                                                                          RATE       DATE        PURCHASE
                                                                        --------   --------     ----------
                 CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (16.7%)
        10,000   California Infrastructure & Economic Development
                  Bank, Salvation Army Western Territory Ser 2001         1.02%    11/17/04        1.02%           10,000,000
         4,400   California Statewide Communities Development
                  Authority, Kaiser Permanente Ser 2004 K                 1.08     08/24/04        1.08             4,400,000
                 East Bay Municipal Utility District,
        10,000    Water System Ser 1997                                   1.08     07/23/04        1.08            10,000,000
        10,000    Water System Ser 1997                                   1.10     07/27/04        1.10            10,000,000
        11,500    Water System Ser 1997                                   1.08     08/19/04        1.08            11,500,000
        10,000   Los Angeles County Metropolitan Transportation
                  Authority, 2nd Sub Sales Tax Ser A                      1.08     07/19/04        1.08            10,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                 YIELD TO
  PRINCIPAL                                                                                      MATURITY
  AMOUNT IN                                                              COUPON    MATURITY     ON DATE OF
  THOUSANDS                                                               RATE       DATE        PURCHASE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
                 San Diego County Water Authority,
$        8,000    Ser 1                                                   1.08%    07/20/04          1.08%     $    8,000,000
        10,000    Ser 1                                                   1.20     11/18/04          1.20          10,000,000
                 San Francisco County Transportation Authority,
         2,250    2004 Ser B                                              1.02     07/21/04          1.02           2,250,000
         4,000    2004 Ser B                                              1.05     08/12/04          1.05           4,000,000
         6,400   San Gabriel Valley Council of Governments,
                  Alameda Corridor-East GANs                              1.08     07/22/04          1.08           6,400,000
                 University of California Regents,
         6,000    Ser A                                                   1.09     07/27/04          1.09           6,000,000
        12,500    Ser A                                                   1.12     08/18/04          1.12          12,500,000
        10,000    Ser A                                                   1.10     08/26/04          1.10          10,000,000
                                                                                                               --------------
                 TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
                  (COST $115,050,000)                                                                             115,050,000
                                                                                                               --------------

                 CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL
                  NOTES (16.5%)
        20,000   California, Ser 1994 (FGIC), dtd 11/01/1994              7.00     11/01/04          1.22          20,781,201
                 California School Cash Reserve Program Authority,
        30,000    2003 Pool Ser A (Ambac), dtd 07/03/03                   2.00     07/06/04          0.90          30,004,476
        19,000    2004 Pool Ser A (Ambac), dtd 07/06/04 (WI)              3.00     07/06/05          1.60          19,261,630
        13,000   Sacramento County, 2004 Ser A TRANs,
                  dtd 07/01/04 (WI)                                       3.00     07/11/05          1.65          13,177,320
                 Santa Cruz County,
        15,000    Ser 2003-2004 TRANs, dtd 07/02/03                       2.00     07/01/04          0.91          15,000,000
         7,000    Ser 2004-2005 A TRANs, dtd 07/07/04 (WI)                3.00     07/06/05          1.62           7,094,780

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                 YIELD TO
  PRINCIPAL                                                                                      MATURITY
  AMOUNT IN                                                              COUPON    MATURITY     ON DATE OF
  THOUSANDS                                                               RATE       DATE        PURCHASE          VALUE
--------------                                                          --------   ---------    ----------     --------------
                 PUERTO RICO

$        8,000   Puerto Rico, Ser 2004 TRANs, dtd 10/15/03                2.00%    07/30/04          0.90%     $    8,006,302
                                                                                                               --------------

                 TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL
                  NOTES (COST $113,325,709)                                                                       113,325,709
                                                                                                               --------------
                 TOTAL INVESTMENTS
                  (COST $758,437,570) (a) (b)                                                       110.3%        758,437,570

                 LIABILITIES IN EXCESS OF OTHER ASSETS                                              (10.3)        (70,637,264)
                                                                                                    -----      --------------

                 NET ASSETS                                                                         100.0%     $  687,800,306
                                                                                                    =====      ==============

----------
     AMT   ALTERNATIVE MINIMUM TAX.
    COPs   CERTIFICATES OF PARTICIPATION.
     DD ALL OR A PORTION OF THIS SECURITY WAS PURCHASED ON A DELAYED DELIVERY BASIS.
    GANs   GRANT ANTICIPATION NOTES.
   PUTTERs PUTTABLE TAX-EXEMPT RECEIPTS.
    ROCs   RESET OPTION CERTIFICATES.
    TRANs  TAX AND REVENUE ANTICIPATION NOTES.
     WI    SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
      +    RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2004.
      *    DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
     (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $72,386,199 IN CONNECTION WITH THE PURCHASE OF WHEN-ISSUED AND DELAYED DELIVERY SECURITIES.
     (b)   COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
    AMBAC  AMBAC ASSURANCE CORPORATION.
    FGIC   FINANCIAL GUARANTY INSURANCE COMPANY.
     FSA   FINANCIAL SECURITY ASSURANCE INC.
    MBIA   MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (cost $758,437,570)                                 $  758,437,570
Cash                                                                                             6,320
Receivable for:
  Interest                                                                                   2,085,208
  Investments sold                                                                             104,000
Prepaid expenses and other assets                                                               23,233
                                                                                        --------------
    TOTAL ASSETS                                                                           760,656,331
                                                                                        --------------
LIABILITIES:
Payable for:
  Investments purchased                                                                     72,386,199
  Investment management fee                                                                    303,034
  Distribution fee                                                                              63,346
Accrued expenses and other payables                                                            103,446
                                                                                        --------------
    TOTAL LIABILITIES                                                                       72,856,025
                                                                                        --------------
    NET ASSETS                                                                          $  687,800,306
                                                                                        ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $  687,795,613
Accumulated undistributed net investment income                                                  4,693
                                                                                        --------------
    NET ASSETS                                                                          $  687,800,306
                                                                                        ==============
NET ASSET VALUE PER SHARE,
687,776,287 shares outstanding (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)          $         1.00
                                                                                        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                                         $    7,139,345
                                                                                        --------------
EXPENSES
Investment management fee                                                                    3,560,342
Distribution fee                                                                               737,223
Transfer agent fees and expenses                                                                90,310
Professional fees                                                                               61,079
Shareholder reports and notices                                                                 38,871
Custodian fees                                                                                  34,171
Registration fees                                                                               17,671
Trustees' fees and expenses                                                                     16,752
Other                                                                                           26,417
                                                                                        --------------
    TOTAL EXPENSES                                                                           4,582,836
Less: expense offset                                                                           (33,837)
                                                                                        --------------
    NET EXPENSES                                                                             4,548,999
                                                                                        --------------
NET INVESTMENT INCOME                                                                   $    2,590,346
                                                                                        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR     FOR THE YEAR
                                                                             ENDED            ENDED
                                                                         JUNE 30, 2004    JUNE 30, 2003
                                                                         -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $   2,590,346    $   4,959,218

Dividends to shareholders from net investment income                        (2,590,218)      (4,959,654)

Net decrease from transactions in shares of beneficial interest            (74,647,531)        (207,445)
                                                                         -------------    -------------

    NET DECREASE                                                           (74,647,403)        (207,881)

NET ASSETS:
Beginning of period                                                        762,447,709      762,655,590
                                                                         -------------    -------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$4,693 AND $4,565, RESPECTIVELY)                                         $ 687,800,306    $ 762,447,709
                                                                         =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2004, aggregated $1,659,970,930 and $1,757,568,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $6,572. At June 30, 2004, the Fund had an accrued pension liability of $53,046 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  FOR THE           FOR THE
                                                                 YEAR ENDED        YEAR ENDED
                                                               JUNE 30, 2004     JUNE 30, 2003
                                                               --------------    --------------
Shares sold                                                     2,395,182,645     2,216,990,398
Shares issued in reinvestment of dividends                          2,590,218         4,959,654
                                                               --------------    --------------
                                                                2,397,772,863     2,221,950,052
Shares redeemed                                                (2,472,420,394)   (2,222,157,497)
                                                               --------------    --------------
Net decrease in shares outstanding                                (74,647,531)         (207,445)
                                                               ==============    ==============

6. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED JUNE 30,
                                                --------------------------------------------------------------------------------
                                                    2004             2003             2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                ------------     ------------     ------------     ------------     ------------

Net income from investment operations                  0.003            0.006            0.011            0.026            0.026

Less dividends from net investment
 income                                               (0.003)          (0.006)          (0.011)          (0.026)          (0.026)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                ============     ============     ============     ============     ============

TOTAL RETURN                                            0.35%            0.63%            1.15%            2.68%            2.60%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                        0.61%            0.60%            0.60%            0.59%            0.61%
Net investment income                                   0.35%            0.63%            1.14%            2.64%            2.55%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    687,800     $    762,448     $    762,656     $    759,089     $    697,703

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 13, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          For the year ended June 30, 2004 all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                                                           TERM OF                                  COMPLEX
                                          POSITION(S)     OFFICE AND                                OVERSEEN
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)       BY       OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT     TIME SERVED*     DURING PAST 5 YEARS**    TRUSTEE***     HELD BY TRUSTEE
---------------------------------------   -----------   --------------   -----------------------   ----------   --------------------
Michael Bozic (63)                        Trustee       Since            Private Investor;         208          Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP                 April 1994       Director or Trustee of                 Steel Corporation.
Counsel to the Independent Trustees                                      the Retail Funds (since
919 Third Avenue                                                         April 1994) and the
New York, NY                                                             Institutional Funds
                                                                         (since July 2003);
                                                                         formerly Vice Chairman
                                                                         of Kmart Corporation
                                                                         (December 1998-October
                                                                         2000), Chairman and
                                                                         Chief Executive Officer
                                                                         of Levitz Furniture
                                                                         Corporation (November
                                                                         1995-November 1998) and
                                                                         President and Chief
                                                                         Executive Officer of
                                                                         Hills Department Stores
                                                                         (May 1991-July 1995);
                                                                         formerly variously
                                                                         Chairman, Chief
                                                                         Executive Officer,
                                                                         President and Chief
                                                                         Operating Officer
                                                                         (1987-1991) of the
                                                                         Sears Merchandise Group
                                                                         of Sears, Roebuck & Co.

Edwin J. Garn (71)                        Trustee       Since            Managing Director of      208          Director of Franklin
c/o Summit Ventures LLC                                 January 1993     Summit Ventures LLC;                   Covey (time
1 Utah Center                                                            Director or Trustee of                 management systems),
201 S. Main Street                                                       the Retail Funds (since                BMW Bank of North
Salt Lake City, UT                                                       January 1993) and the                  America, Inc.
                                                                         Institutional Funds                    (industrial loan
                                                                         (since July 2003);                     corporation), United
                                                                         member of the Utah                     Space Alliance
                                                                         Regional Advisory Board                (joint venture
                                                                         of Pacific Corp.;                      between Lockheed
                                                                         formerly United States                 Martin and the
                                                                         Senator (R-Utah)                       Boeing Company) and
                                                                         (1974-1992) and                        Nuskin Asia Pacific
                                                                         Chairman, Senate                       (multilevel
                                                                         Banking Committee                      marketing); member
                                                                         (1980-1986), Mayor of                  of the board of
                                                                         Salt Lake City, Utah                   various civic and
                                                                         (1971-1974), Astronaut,                charitable
                                                                         Space Shuttle Discovery                organizations.
                                                                         (April 12-19, 1985),
                                                                         and Vice Chairman,
                                                                         Huntsman Corporation
                                                                         (chemical company).

Wayne E. Hedien (70)                      Trustee       Since            Retired; Director or      208          Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP                 September        Trustee of the Retail                  Group Inc. (private
Counsel to the Independent Trustees                     1997             Funds (since September                 mortgage insurance);
919 Third Avenue                                                         1997) and the                          Trustee and Vice
New York, NY                                                             Institutional Funds                    Chairman of The
                                                                         (since July 2003);                     Field Museum of
                                                                         formerly associated                    Natural History;
                                                                         with the Allstate                      director of various
                                                                         Companies (1966-1994),                 other business and
                                                                         most recently as                       charitable
                                                                         Chairman of The                        organizations.
                                                                         Allstate Corporation
                                                                         (March 1993-December
                                                                         1994) and Chairman and
                                                                         Chief Executive Officer
                                                                         of its wholly-owned
                                                                         subsidiary, Allstate
                                                                         Insurance Company (July
                                                                         1989-December 1994).

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                                                           TERM OF                                  COMPLEX
                                          POSITION(S)     OFFICE AND                                OVERSEEN
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)       BY       OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT     TIME SERVED*     DURING PAST 5 YEARS**    TRUSTEE***     HELD BY TRUSTEE
---------------------------------------   -----------   --------------   -----------------------   ----------   --------------------
Dr. Manuel H. Johnson (55)                Trustee       Since            Senior Partner, Johnson   208          Director of NVR,
c/o Johnson Smick International, Inc.                   July 1991        Smick International,                   Inc. (home
2099 Pennsylvania Avenue, N.W.                                           Inc., a consulting                     construction);
Suite 950                                                                firm; Chairman of the                  Chairman and Trustee
Washington, D.C.                                                         Audit Committee and                    of the Financial
                                                                         Director or Trustee of                 Accounting
                                                                         the Retail Funds (since                Foundation
                                                                         July 1991) and the                     (oversight
                                                                         Institutional Funds                    organization of the
                                                                         (since July 2003);                     Financial Accounting
                                                                         Co-Chairman and a                      Standards Board);
                                                                         founder of the Group of                Director of RBS
                                                                         Seven Council (G7C), an                Greenwich Capital
                                                                         international economic                 Holdings (financial
                                                                         commission; formerly                   holding company).
                                                                         Vice Chairman of the
                                                                         Board of Governors of
                                                                         the Federal Reserve
                                                                         System and Assistant
                                                                         Secretary of the U.S.
                                                                         Treasury.

Joseph J. Kearns (61)                     Trustee       Since            President, Kearns &       209          Director of Electro
PMB754                                                  July 2003        Associates LLC                         Rent Corporation
23852 Pacific Coast Highway                                              (investment                            (equipment leasing),
Malibu, CA                                                               consulting); Deputy                    The Ford Family
                                                                         Chairman of the Audit                  Foundation, and the
                                                                         Committee and Director                 UCLA Foundation.
                                                                         or Trustee of the
                                                                         Retail Funds (since
                                                                         July 2003) and the
                                                                         Institutional Funds
                                                                         (since August 1994);
                                                                         previously Chairman of
                                                                         the Audit Committee of
                                                                         the Institutional Funds
                                                                         (October 2001- July
                                                                         2003); formerly CFO of
                                                                         the J. Paul Getty
                                                                         Trust.

Michael E. Nugent (68)                    Trustee       Since            General Partner of        208          Director of various
c/o Triumph Capital, L.P.                               July 1991        Triumph Capital, L.P.,                 business
445 Park Avenue                                                          a private investment                   organizations.
New York, NY                                                             partnership; Chairman
                                                                         of the Insurance
                                                                         Committee and Director
                                                                         or Trustee of the
                                                                         Retail Funds (since
                                                                         July 1991) and the
                                                                         Institutional Funds
                                                                         (since July 2001);
                                                                         formerly Vice
                                                                         President, Bankers
                                                                         Trust Company and BT
                                                                         Capital Corporation
                                                                         (1984-1988).

Fergus Reid (71)                          Trustee       Since            Chairman of Lumelite      209          Trustee and Director
c/o Lumelite Plastics Corporation                       July 2003        Plastics Corporation;                  of certain
85 Charles Colman Blvd.                                                  Chairman of the                        investment companies
Pawling, NY                                                              Governance Committee                   in the JPMorgan
                                                                         and Director or Trustee                Funds complex
                                                                         of the Retail Funds                    managed by J.P.
                                                                         (since July 2003) and                  Morgan Investment
                                                                         the Institutional Funds                Management Inc.
                                                                         (since June 1992).

INTERESTED TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                    IN FUND
                                                           TERM OF                                  COMPLEX
                                          POSITION(S)     OFFICE AND                                OVERSEEN
        NAME, AGE AND ADDRESS OF           HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)       BY       OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT     TIME SERVED*     DURING PAST 5 YEARS**    TRUSTEE***     HELD BY TRUSTEE
---------------------------------------   -----------   --------------   -----------------------   ----------   --------------------

Charles A. Fiumefreddo (71)               Chairman of   Since            Chairman and Director     208          None
c/o Morgan Stanley Trust                  the Board     July 1991        or Trustee of the
Harborside Financial Center,              and Trustee                    Retail Funds (since
Plaza Two,                                                               July 1991) and the
Jersey City, NJ                                                          Institutional Funds
                                                                         (since July 2003);
                                                                         formerly Chief
                                                                         Executive Officer of
                                                                         the Retail Funds (until
                                                                         September 2002).

James F. Higgins (56)                     Trustee       Since            Director or Trustee of    208          Director of AXA
c/o Morgan Stanley Trust                                June 2000        the Retail Funds (since                Financial, Inc. and
Harborside Financial Center,                                             June 2000) and the                     The Equitable Life
Plaza Two,                                                               Institutional Funds                    Assurance Society of
Jersey City, NJ                                                          (since July 2003);                     the United States
                                                                         Senior Advisor of                      (financial
                                                                         Morgan Stanley (since                  services).
                                                                         August 2000); Director
                                                                         of the Distributor and
                                                                         Dean Witter Realty
                                                                         Inc.; previously
                                                                         President and Chief
                                                                         Operating Officer of
                                                                         the Private Client
                                                                         Group of Morgan Stanley
                                                                         (May 1999- August
                                                                         2000), and President
                                                                         and Chief Operating
                                                                         Officer of Individual
                                                                         Securities of Morgan
                                                                         Stanley (February
                                                                         1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                          POSITION(S)     OFFICE AND
       NAME, AGE AND ADDRESS OF            HELD WITH      LENGTH OF
          EXECUTIVE OFFICER               REGISTRANT     TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS **
---------------------------------------   -----------   --------------   -----------------------------------------------------------
Mitchell M. Merin (50)                    President     Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                              Investment Management Inc.; President, Director and Chief
New York, NY                                                             Executive Officer of the Investment Manager and Morgan
                                                                         Stanley Services; Chairman and Director of the Distributor;
                                                                         Chairman and Director of the Transfer Agent; Director of
                                                                         various Morgan Stanley subsidiaries; President of the
                                                                         Institutional Funds (since July 2003) and President of the
                                                                         Retail Funds (since May 1999); Trustee (since July 2003)
                                                                         and President (since December 2002) of the Van Kampen
                                                                         Closed-End Funds; Trustee (since May 1999) and President
                                                                         (since October 2002) of the Van Kampen Open-End Funds.

Barry Fink (49)                           Vice          Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas               President     February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY                                                             Management; Managing Director (since December 2000),
                                                                         Secretary (since February 1997) and Director (since July
                                                                         1998) of the Investment Manager and Morgan Stanley
                                                                         Services; Vice President of the Retail Funds; Assistant
                                                                         Secretary of Morgan Stanley DW; Vice President of the
                                                                         Institutional Funds (since July 2003); Managing Director,
                                                                         Secretary and Director of the Distributor; previously
                                                                         Secretary (February 1997- July 2003) and General Counsel
                                                                         (February 1997-April 2004) of the Retail Funds; Vice
                                                                         President and Assistant General Counsel of the Investment
                                                                         Manager and Morgan Stanley Services (February 1997-December
                                                                         2001).

Ronald E. Robison (65)                    Executive     Since            Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas               Vice          April 2003       November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                              President                      Incorporated, Managing Director of Morgan Stanley; Managing
                                          and                            Director, Chief Administrative Officer and Director of the
                                          Principal                      Investment Manager and Morgan Stanley Services; Chief
                                          Executive                      Executive Officer and Director of the Transfer Agent;
                                          Officer                        Managing Director and Director of the Distributor;
                                                                         Executive Vice President and Principal Executive Officer of
                                                                         the Institutional Funds (since July 2003) and the Retail
                                                                         Funds (since April 2003); Director of Morgan Stanley SICAV
                                                                         (since May 2004); previously President and Director of the
                                                                         Institutional Funds (March 2001-July 2003) and Chief Global
                                                                         Operations Officer and Managing Director of Morgan Stanley
                                                                         Investment Management Inc.

Joseph J. McAlinden (61)                  Vice          Since            Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas               President     July 1995        Investment Manager and Morgan Stanley Investment Management
New York, NY                                                             Inc., Director of the Transfer Agent, Chief Investment
                                                                         Officer of the Van Kampen Funds; Vice President of the
                                                                         Institutional Funds (since July 2003) and the Retail Funds
                                                                         (since July 1995).

Stefanie V. Chang (37)                    Vice          Since            Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas               President     July 2003        Morgan Stanley Investment Management Inc., and the
New York, NY                                                             Investment Manager; Vice President of the Institutional
                                                                         Funds (since December 1997) and the Retail Funds (since
                                                                         July 2003); formerly practiced law with the New York law
                                                                         firm of Rogers & Wells (now Clifford Chance US LLP).

                                                           TERM OF
                                          POSITION(S)     OFFICE AND
       NAME, AGE AND ADDRESS OF            HELD WITH      LENGTH OF
          EXECUTIVE OFFICER               REGISTRANT     TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS **
---------------------------------------   -----------   --------------   -----------------------------------------------------------
Francis J. Smith (38)                     Treasurer     Treasurer        Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust                  and           since            Stanley Services (since December 2001); previously Vice
Harborside Financial Center,              Chief         July 2003 and    President of the Retail Funds (September 2002- July 2003),
Plaza Two,                                Financial     Chief            and Vice President of the Investment Manager and Morgan
Jersey City, NJ                           Officer       Financial        Stanley Services (August 2000-November 2001) and Senior
                                                        Officer          Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                        since            2000).
                                                        September
                                                        2002

Thomas F. Caloia (58)                     Vice          Since            Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                  President     July 2003        Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                             Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                               Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                          of the Investment Manager, the Distributor and Morgan
                                                                         Stanley Services.

Mary E. Mullin (37)                       Secretary     Since            Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                             July 2003        Morgan Stanley Investment Management Inc. and the
New York, NY                                                             Investment Manager; Secretary of the Institutional Funds
                                                                         (since June 1999) and the Retail Funds (since July 2003);
                                                                         formerly practiced law with the New York law firms of
                                                                         McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                         Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

RA04-00473P-Y06/04

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                                      CALIFORNIA
                                                                  TAX-FREE TRUST


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

       2004

                                                         REGISTRANT        COVERED ENTITIES(1)
          AUDIT FEES                                     $      26,761                     N/A

          NON-AUDIT FEES
              AUDIT-RELATED FEES                         $         452(2)  $         3,225,276(2)
              TAX FEES                                   $       4,929(3)  $           610,053(4)
              ALL OTHER FEES                             $           -     $                 -
          TOTAL NON-AUDIT FEES                           $       5,381     $         3,835,329

          TOTAL                                          $      32,142     $         3,835,329

       2003

                                                         REGISTRANT        COVERED ENTITIES(1)
          AUDIT FEES                                     $      25,259                     N/A

          NON-AUDIT FEES
              AUDIT-RELATED FEES                         $         684(2)  $           739,996(2)
              TAX FEES                                   $       4,357(3)  $           187,500(4)
              ALL OTHER FEES                             $           -     $                 -(5)
          TOTAL NON-AUDIT FEES                           $       5,041     $           927,496

          TOTAL                                          $      30,300     $           927,496

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004